GOODWILL (Details) - Goodwill - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period	$ 1,680	$ 1,609
Acquisitions through business combinations	0	14
Foreign currency translation and other	28	57
Ending Balance	$ 1,708	$ 1,680